Summary of Significant Accounting Policies - Additional Information (Detail) - EBP 007 [Member]		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Employer Contribution, Matching Percentage		50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage		8.00%
Subsequent Event [Member]
EBP, Accounting Policy [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	8.00%